CONDENSED CONSOLIDATED STATEMENTS OF CASH FLOWS (USD $)	6 Months Ended
	Jun. 30, 2011	Jun. 30, 2010
Operating Activities:
Net loss	$ (4,320,916)	$ (1,963,884)
Adjustments to reconcile net loss to net cash used in operating activities
Depreciation and amortization	25,086	50,364
Stock based compensation	243,424	243,501
Change in fair value of derivative liability	1,814,493	0
Changes in operating assets and liabilities
Accounts receivable	(283,364)	0
Inventory	(34,613)	(336,404)
Prepaid expenses	(133,739)	(34,773)
Deposit	2,924	0
Deferred financing costs	46,400	(61,000)
Accounts payable	266,241	82,447
Accrued expenses	(458,871)	(109,366)
Net cash used in operating activities	(2,832,935)	(2,129,115)
Investing Activities:
Investment in patents	(13,375)	(11,210)
Purchases of equipment	0	(76,269)
Net cash used in investing activities	(13,375)	(87,479)
Financing Activities:
Proceeds from the sale of convertible notes	2,471,428	2,200,000
Proceeds from the sale of common stock	250,001	150,055
Proceeds from the sale of common stock of variable interest entity	(4,774)	0
Payments on lease obligation	(2,878)	0
Payments on notes payable - related party	0	(120,000)
Payments on convertible notes payable	0	(30,000)
Net cash provided by financing activities	2,713,777	2,200,055
Net decrease in cash	(132,533)	(16,539)
Cash at beginning of period	201,299	36,505
Cash at end of period	68,766	19,966
Supplemental disclosure of cash flow information
Cash paid for interest	56,594	181,723
Supplemental disclosure of non-cash financing transactions
Issuance of common stock in lieu of interest payments	0	5,964
Gain on cancellation of debt	0	227,376
Issuance of common stock in exchange for cancellation of debt	0	231,562
Issuance of common stock for service	$ 105,000	$ 0